RENTAL EXPENSE AND LEASE COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2016
RENTAL EXPENSE AND LEASE COMMITMENTS
Operating lease commitments

($ in millions)

	2017	2018	2019	2020	2021	Beyond 2021
Operating lease commitments
Gross minimum rental commitments (including vacant space below)	$1,414	$1,328	$1,218	$1,016	$796	$1,111
Vacant space	$42	$29	$20	$15	$11	$9
Sublease income commitments	$12	$8	$6	$3	$—	$—
Capital lease commitments	$1	$2	$2	$2	$—	$—

Capital lease commitments

($ in millions)

	2017	2018	2019	2020	2021	Beyond 2021
Operating lease commitments
Gross minimum rental commitments (including vacant space below)	$1,414	$1,328	$1,218	$1,016	$796	$1,111
Vacant space	$42	$29	$20	$15	$11	$9
Sublease income commitments	$12	$8	$6	$3	$—	$—
Capital lease commitments	$1	$2	$2	$2	$—	$—